UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED
ENTERPRISES MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804
(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.
Vice President and Assistant Secretary
30 Hudson Street, Jersey City, New Jersey 07302-4804
(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 6/30

Date of reporting period: 12/31/2024

Item 1:	Report(s) to Shareholders.

Class A

LACXX

Lord Abbett U.S. Government Sponsored Enterprises Money Market Fund

Semi-Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett U.S. Government Sponsored Enterprises Money Market Fund for the period of July 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$13	0.26%

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$1,294,678,204
# of Portfolio Holdings	10
Total Advisory Fees Paid	$884,668
Weighted Average Maturity	29 Days
Weighted Average Life of Investments	36 Days

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by Maturity	%Footnote Reference*
1 - 30 Days	52.8%
31 - 60 Days	21.0%
61 - 90 Days	26.2%
Total	100.0%
Footnote	Description
Footnote*	Represents percent of total investments.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

TSR-SA-15-A

02/25

Class C

LCCXX

Lord Abbett U.S. Government Sponsored Enterprises Money Market Fund

Semi-Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett U.S. Government Sponsored Enterprises Money Market Fund for the period of July 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$13	0.26%

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$1,294,678,204
# of Portfolio Holdings	10
Total Advisory Fees Paid	$884,668
Weighted Average Maturity	29 Days
Weighted Average Life of Investments	36 Days

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by Maturity	%Footnote Reference*
1 - 30 Days	52.8%
31 - 60 Days	21.0%
61 - 90 Days	26.2%
Total	100.0%
Footnote	Description
Footnote*	Represents percent of total investments.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

TSR-SA-240-C

02/25

Class I

LAYXX

Lord Abbett U.S. Government Sponsored Enterprises Money Market Fund

Semi-Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett U.S. Government Sponsored Enterprises Money Market Fund for the period of July 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.26%

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$1,294,678,204
# of Portfolio Holdings	10
Total Advisory Fees Paid	$884,668
Weighted Average Maturity	29 Days
Weighted Average Life of Investments	36 Days

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by Maturity	%Footnote Reference*
1 - 30 Days	52.8%
31 - 60 Days	21.0%
61 - 90 Days	26.2%
Total	100.0%
Footnote	Description
Footnote*	Represents percent of total investments.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

TSR-SA-1426-I

02/25

Item 1(b): Not applicable.

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
U.S. Government & Government Sponsored
Enterprises Money Market Fund

For the six-month period ended December 31, 2024

Table of Contents

1	Schedule of Investments (Item 7)

3	Statement of Assets and Liabilities (Item 7)

4	Statement of Operations (Item 7)

5	Statements of Changes in Net Assets (Item 7)

6	Financial Highlights (Item 7)

8	Notes to Financial Statements (Item 7)

16	Changes in and Disagreements with Accountants (Item 8)

16	Proxy Disclosures (Item 9)

16	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments (unaudited)

December 31, 2024

Investments	Yield(a)		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES SECURITIES 28.51%
Federal Home Loan Banks	4.38% (SOFR + .01	)#	1/30/2025	$100,000,000	$100,000,000
Federal Home Loan Banks	4.37% (SOFR + .00	)#	2/12/2025	150,000,000	150,000,000
Federal Home Loan Bank Discount Notes	4.49%		2/26/2025	120,000,000	119,172,694
Total Government Sponsored Enterprises Securities (cost $369,172,694)					369,172,694

U.S. TREASURY OBLIGATIONS 45.30%
U.S. Treasury Bills	4.52%		1/14/2025	120,000,000	119,806,863
U.S. Treasury Bills	4.53%		1/28/2025	130,000,000	129,564,370
U.S. Treasury Bills	4.29%		3/6/2025	25,000,000	24,812,000
U.S. Treasury Bills	4.35%		3/6/2025	135,000,000	133,970,400
U.S. Treasury Bills	4.31%		3/20/2025	180,000,000	178,343,280
Total U.S. Treasury Obligations (cost $586,496,913)					586,496,913
Total Investments in Securities (cost $955,669,607)					955,669,607

REPURCHASE AGREEMENTS 25.50%
Repurchase Agreement dated 12/31/2024, 2.050% due 1/2/2025 with Fixed Income Clearing Corp. collateralized by $13,383,800 of U.S. Treasury Note at 4.250% due 12/31/2026; value: $13,382,849; proceeds: $13,121,749 (cost $13,120,254)				13,120,254	13,120,254
Repurchase Agreement dated 12/31/2024, 4.450% due 1/2/2025 with JPMorgan Securities LLC collateralized by $393,178,300 of U.S. Treasury Note at 1.250% due 8/15/2031; value: $323,469,388; proceeds: $317,078,369 (cost $317,000,000)				317,000,000	317,000,000
Total Repurchase Agreements (cost $330,120,254)					330,120,254
Total Investments in Securities and Repurchase Agreements 99.31% (cost $1,285,789,861)(b)					1,285,789,861
Other Assets and Liabilities – Net 0.69%					8,888,343
Net Assets 100.00%					$1,294,678,204

SOFR	Secured Overnight Financing Rate.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2024.
(a)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
(b)	Cost for Federal income tax purposes is $1,285,789,861. Weighted average maturity and life of investments are: 29 days and 36 days, respectively.

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(concluded)

December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Government Sponsored Enterprises Securities	$–	$369,172,694	$–	$369,172,694
U.S. Treasury Obligations	–	586,496,913	–	586,496,913
Repurchase Agreements	–	330,120,254	–	330,120,254
Total	$–	$1,285,789,861	$–	$1,285,789,861

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

2	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

December 31, 2024

ASSETS:
Investments in securities, at cost and fair value	$955,669,607
Investments in repurchase agreements, at cost and fair value	330,120,254
Receivables:
Capital shares sold	15,098,978
Interest	1,755,608
Prepaid expenses	35,794
Total assets	1,302,680,241
LIABILITIES:
Payables:
Capital shares reacquired	3,044,501
Directors’ fees	167,961
Management fee	157,814
Fund administration	42,084
12b-1 distribution plan	497
Distributions payable	4,459,292
Accrued expenses	129,888
Total liabilities	8,002,037
Commitments and contingent liabilities	–
NET ASSETS	$1,294,678,204
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,295,159,036
Total distributable earnings (loss)	(480,832)
Net Assets	$1,294,678,204
Net assets by class:
Class A Shares	$1,272,356,714
Class C Shares	$20,181,668
Class I Shares	$2,139,822
Outstanding shares by class:
Class A Shares (2.8 billion shares of common stock authorized, $.001 par value)	1,272,768,125
Class C Shares (500 million shares of common stock authorized, $.001 par value)	20,190,816
Class I Shares (437.5 million shares of common stock authorized, $.001 par value)	2,140,422
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$1.00
Class C Shares–Net asset value	$1.00
Class I Shares–Net asset value	$1.00

See Notes to Financial Statements.	3

Statement of Operations (unaudited)

For the Six Months Ended December 31, 2024

Investment income:
Interest and other	$29,391,316
Total investment income	29,391,316
Expenses:
Management fee	884,668
Fund administration	235,911
Shareholder servicing	193,699
Registration	61,350
Directors’ fees	36,634
Professional	26,827
Reports to shareholders	18,225
Custody	5,852
Other	59,983
Gross expenses	1,523,149
Fees waived and expenses reimbursed (See Note 3)	(5,852)
Net expenses	1,517,297
Net investment income	27,874,019
Net Increase in Net Assets Resulting From Operations	$27,874,019

4	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024
Operations:
Net investment income	$27,874,019	$47,061,922
Net realized gain (loss) on investments	–	32,629
Net increase in net assets resulting from operations	27,874,019	47,094,551
Distributions to Shareholders
Class A	(27,312,090)	(45,516,574)
Class C	(468,303)	(1,141,406)
Class I	(93,626)	(403,943)
Total distribution to shareholders	(27,874,019)	(47,061,923)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	742,903,764	1,129,531,033
Reinvestment of distributions	27,318,177	45,622,759
Cost of shares reacquired	(567,122,127)	(893,871,769)
Net increase in net assets resulting from capital share transactions	203,099,814	281,282,023
Net increase in net assets	203,099,814	281,314,651
NET ASSETS:
Beginning of period	$1,091,578,390	$810,263,739
End of period	$1,294,678,204	$1,091,578,390

See Notes to Financial Statements.	5

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment operations:				Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)		Total from investment operations		Net investment income		Net asset value, end of period
Class A
12/31/2024(c)	$1.00	$0.02		$0.02		$(0.02)		$1.00
6/30/2024	1.00	0.05		0.05		(0.05)		1.00
6/30/2023	1.00	0.03		0.03		(0.03)		1.00
6/30/2022	1.00	–	(f)(g)	–	(g)	–	(g)(h)	1.00
6/30/2021	1.00	–	(g)	–	(g)	–	(g)	1.00
6/30/2020	1.00	0.01		0.01		(0.01)		1.00
Class C
12/31/2024(c)	1.00	0.02		0.02		(0.02)		1.00
6/30/2024	1.00	0.05		0.05		(0.05)		1.00
6/30/2023	1.00	0.03		0.03		(0.03)		1.00
6/30/2022	1.00	–	(f)(g)	–	(g)	–	(g)(h)	1.00
6/30/2021	1.00	–	(g)	–	(g)	–	(g)	1.00
6/30/2020	1.00	0.01		0.01		(0.01)		1.00
Class I
12/31/2024(c)	1.00	0.02		0.02		(0.02)		1.00
6/30/2024	1.00	0.05		0.05		(0.05)		1.00
6/30/2023	1.00	0.03		0.03		(0.03)		1.00
6/30/2022	1.00	–	(f)(g)	–	(g)	–	(g)(h)	1.00
6/30/2021	1.00	–	(g)	–	(g)	–	(g)	1.00
6/30/2020	1.00	0.01		0.01		(0.01)		1.00

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Includes net realized gain (loss) on investments.
(g)	Amount less than $0.01.
(h)	Includes capital gain distribution.

6	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)

2.41	(d)	0.26	(e)	0.26	(e)	4.74	(e)	$1,272,357
5.17		0.28		0.28		5.05		1,063,957
3.49		0.28		0.29		3.50		775,869
0.15		0.12		0.28		0.13		721,193
0.01		0.07		0.31		0.01		569,289
1.05		0.24		0.30		0.74		630,663

2.41	(d)	0.26	(e)	0.26	(e)	4.74	(e)	20,182
5.17		0.28		0.28		5.05		19,976
3.48		0.28		0.29		3.29		25,742
0.15		0.12		0.28		0.14		39,078
0.01		0.07		0.31		0.01		24,664
1.05		0.23		0.29		0.63		56,098

2.41	(d)	0.26	(e)	0.26	(e)	4.88	(e)	2,140
5.17		0.28		0.28		5.05		7,646
3.47		0.28		0.29		3.45		8,652
0.15		0.11		0.28		0.11		8,323
0.01		0.07		0.31		0.01		5,802
1.05		0.29		0.32		1.24		5,986

See Notes to Financial Statements.	7

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities. These securities are commonly known as money market instruments.

The Fund operates as a government money market fund under Rule 2a-7 under the Act.

The Fund has three active share classes: Classes A, C and I. There are no front-end sales charges on shares of each class, although there may be a contingent deferred sales charge (“CDSC”) applied to a class of shares as follows: certain redemptions of Class A or Class C shares acquired through an exchange. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU 2023-07”), Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent

Notes to Financial Statements (unaudited)(continued)

with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund values securities utilizing the amortized cost method, which approximates fair value in accordance with Rule 2a-7 under the Act. Under the amortized cost method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at amortized cost, which approximates fair value due to the short duration of the issue.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended June 30, 2021 through June 30, 2024. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its

Notes to Financial Statements (unaudited)(continued)

instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of December 31, 2024 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is 0.15% of the Fund’s daily average net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s

Notes to Financial Statements (unaudited)(continued)

average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $5,852 of fund administration fees for the six months ended December 31, 2024.

12b–1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A and C shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The Board has not authorized any fees to date pursuant to the plan.

Class I shares do not have a distribution plan.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid for the six months ended December 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
U.S. Government & Government Sponsored Enterprises Money Market Fund	$–	$27,874,019	$–	$–	$27,874,019

The tax character of distributions paid for the fiscal year ended June 30, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
U.S. Government & Government Sponsored Enterprises Money Market Fund	$–	$47,061,923	$–	$–	$47,061,923

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
U.S. Government & Government Sponsored Enterprises Money Market Fund	$361,234	$–	$361,234

Notes to Financial Statements (unaudited)(continued)

5.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$330,120,254	$–	$330,120,254
Total	$330,120,254	$–	$330,120,254

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$13,120,254	$–	$–	$(13,120,254)	$–
JPMorgan Securities LLC	317,000,000	–	–	(317,000,000)	–
Total	$330,120,254	$–	$–	$(330,120,254)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2024.

6.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended July 31, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company

Notes to Financial Statements (unaudited)(continued)

(“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended July 31, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended December 31, 2024, the did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended December 31, 2024, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s net asset value.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement

Notes to Financial Statements (unaudited)(continued)

with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2024, the Fund did not have any securities on loan.

11.	INVESTMENT RISKS

The Fund’s yield may vary in response to changes in interest rates and other market factors.

The Fund generally invests a substantial portion of its assets in money market securities issued by the U.S. Government and by various government-sponsored enterprises such as Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and Federal National Mortgage Association. Such securities are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government-sponsored enterprises involved, and the discretionary authority of the U.S. Treasury to purchase the enterprise’s obligations. There is no assurance that the U.S. Government will provide financial support to enterprises that are not supported by the full faith and credit of the U.S. Government. The Fund also may invest in repurchase agreements involving the securities described herein.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Geopolitical and other events, such as war, acts of terrorism, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the

Notes to Financial Statements (unaudited)(concluded)

operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	735,726,992	$735,727,616	1,107,153,481	$1,107,153,481
Reinvestment of distributions	26,820,320	26,820,320	44,236,018	44,236,018
Shares reacquired	(554,145,284)	(554,145,284)	(863,327,810)	(863,327,810)
Increase	208,402,028	$208,402,652	288,061,689	$288,061,689

Class C Shares
Shares sold	4,854,132	$4,854,132	8,170,094	$8,170,094
Reinvestment of distributions	459,400	459,400	1,099,349	1,099,349
Shares reacquired	(5,107,633)	(5,107,633)	(15,041,590)	(15,041,590)
Increase (decrease)	205,899	$205,899	(5,772,147)	$(5,772,147)

Class I Shares
Shares sold	2,322,015	$2,322,016	14,207,458	$14,207,458
Reinvestment of distributions	38,457	38,457	287,392	287,392
Shares reacquired	(7,869,210)	(7,869,210)	(15,502,369)	(15,502,369)
Decrease	(5,508,738)	$(5,508,737)	(1,007,519)	$(1,007,519)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.	LAMM-3 (02/25)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report,

based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: February 26, 2025

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: February 26, 2025